Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 – Related Party Transactions

On March 14, 2024, Westside Strategic Partners, LLC, which is controlled by one of the Company’s directors, Robert Haag, acquired 1,000 shares of our Series B Preferred Stock at $50 per share for a subscription in the amount of $50,000.

On March 20, 2024, Joanna Massey, acquired 800 shares of our Series B Preferred Stock at $50 per share for a subscription in the amount of $40,000.

On March 15, 2024, Westside received a dividend of 580 shares of Series A Preferred Stock, per the terms of the Company’s Certificate of Designation.

On March 15, 2024, Isaac Dietrich received a dividend of 14 shares of Series A Preferred Stock, per the terms of its Certificate of Designation.

On June 15, 2024, Westside received a dividend of 591 shares of Series A Preferred Stock, per the terms of the Company’s Certificate of Designation.

On June 15, 2024, Joanna Massey received a dividend of 29 shares of Series A Preferred Stock, per the terms of the Company’s Certificate of Designation.

On June 15, 2024, Westside received 289 common shares for a dividend for the Series B Preferred Stock, per the terms of the Company’s Certificate of Designation.

On June 15, 2024, Joanna Massey received 231 common shares for a dividend for the Series B Preferred Stock, per the terms of the Company’s Certificate of Designation.

On June 15, 2024, Isaac Dietrich received a dividend of 15 shares of Series A Preferred Stock, per the terms of its Certificate of Designation.

Note 8 - Related Party Transactions

We have not been a party to any transaction or arrangement in which the amount involved in the transaction exceeded 1% of the average of our total assets at December 31, 2023 and 2022 and in which any of our directors, executive officers or, to our knowledge, beneficial owners of more than 5% of any class of our voting securities or any member of the immediate family of any of the foregoing persons had or will have a direct or indirect material interest.

On November 19, 2020, Westside, of which one of our Directors, Robert Haag, is the Managing Member and sole owner, purchased a convertible note in the principal amount of $50,000 convertible for $50,000 in consideration. The convertible note was converted into common stock and preferred shares on September 28, 2022 and the note is now retired.

On March 16, 2021, Westside, of which one of our Directors, Robert Haag, is the Managing Member and sole owner, acquired 25,000 shares of Common Stock at $1.00 per share for a subscription in the amount of $25,000.

On January 7, 2022, Westside, of which one of our Directors, Robert Haag, is the Managing Member and sole owner, acquired 33,334 shares of Common Stock at $1.50 per share for a subscription in the amount of $50,000.

On July 7, 2022, Westside, of which one of our Directors, Robert Haag, is the Managing Member and sole owner, acquired 16,667 shares of Common Stock at $3.00 per share for a subscription in the amount of $50,000.

On September 27, 2022, Westside, of which one of our Directors, Robert Haag, is the Managing Member and sole owner, acquired 2,223 shares of our Series A Preferred Stock at $45 per share for a subscription in the amount of $100,000.

On September 28, 2022, Westside, of which one of our Directors, Robert Haag, is the Managing Member and sole owner, exchanged convertible debt in the amount of $37,887.16 in principal and accrued interest for 22,962 shares of Series A Preferred Stock.

On September 28, 2022, Westside, of which one of our Directors, Robert Haag, is the Managing Member and sole owner, acquired 169,644 shares of Common Stock for the conversion of debt in the amount of $18,660.88 in principal and accrued interest.

On June 29, 2022, Robert Steele, our Chief Executive Officer and a Director, sold 100,000 shares of Common Stock for $30,000.00 in a private transaction to an accredited investor.

On November 18, 2022, the Company entered into a Media Relations Services Agreement (the “Media Relations Services Agreement”) with Elev8 New Media, LLC (“Elev8”), of which one of our directors, Robert Haag, is a member. Under the terms of the agreement, the Company will pay Elev8 $6,500 per month for six months and the Media Relations Services Agreement will automatically renew into consecutive monthly periods unless either party provides 30 days written notice of cancellation. This price is a discounted rate off Elev8’s normal monthly price of $9,500 per month. In addition to the monthly fee, through November 30, 2023, the Company has paid Elev8 an aggregate of $25,000 for a social media marketing campaign and an aggregate of $15,000 for marketing aimed at garnering more advertisers and users for its AdTech platform and mobile app, with an additional objective to increase the number of followers for the Company’s social media accounts. The vast majority of the funds paid to Elev8 for the social media campaign and marketing plan were spent with Meta, Google and other social media companies. Thumzup suspended the Media Relations Agreement with Elev8 on October 31, 2023.

On December 15, 2022, Westside, of which one of our Directors, Robert Haag, is the Managing Member and sole owner, received a dividend of 490 shares of Series A Preferred Stock, per the terms of its Certificate of Designation.

On December 30, 2022, Westside, of which one of our Directors, Robert Haag, is the Managing Member and sole owner, acquired 1,111 shares of our Series A Preferred Stock at $45 per share for a subscription in the amount of $50,000.

On February 22, 2023, Daniel Lupinelli, a 10%+ shareholder of the Company, subscribed to purchase 223 shares of common stock at $4.50 per share for a subscription amount of $1,003.50 under the Company’s qualified offering under Regulation A+. The subscription is currently in escrow.

On February 28, 2023, Westside, of which one of our Directors, Robert Haag, is the Managing Member and sole owner, subscribed to purchase 11,150 shares of common stock at $4.50 per share for a subscription amount of $50,175 under the Company’s qualified offering under Regulation A+. Westside will receive 1,115 shares of common stock as bonus shares under the terms of the qualified offering under Regulation A+. The subscription is currently in escrow. (Pacific stock shows as issued.)

On March 15, 2023, Westside, of which one of our Directors, Robert Haag, is the Managing Member and sole owner, received a dividend of 521 shares of Series A Preferred Stock, per the terms of its Certificate of Designation.

On June 27, 2023, Westside subscribed to purchase 11,140 shares of common stock at $4.50 per share for a subscription amount of $50,130 under the Company’s qualified offering under Regulation A+. Westside received 1,114 shares of common stock as bonus shares under the terms of the qualified offering under Regulation A+. The subscription closed on June 29, 2023.

On September 2, 2023, Westside entered into certain Waiver Agreements with the Company pursuant to which Westside was issued an aggregate of 11,510 and 871 shares of common and Series A Preferred stock, respectively, for the waiver of liquidated damages due under Registration Rights Agreements for failing to file and maintain a registration statement covering the shares.

On September 15, 2023, Westside received a dividend of 558 shares of Series A Preferred Stock, per the terms of the Company’s Certificate of Designation.

On December 4, 2023, Westside entered into a Promissory Note with the Company for $30,000 (“Westside Note”). The Westside Note carried an interest rate of 0% and matured on December 8, 2023. The Company repaid the Westside Note in full on December 5, 2023 for $30,000. The Westside Note is retired.

On December 15, 2023, Westside received a dividend of 569 shares of Series A Preferred Stock, per the terms of the Company’s Certificate of Designation.

On March 14, 2024, Westside acquired 1,000 shares of our Series B Preferred Stock at $50 per share for a subscription in the amount of $50,000.

On March 15, 2024, Westside received a dividend of 580 shares of Series A Preferred Stock, per the terms of the Company’s Certificate of Designation.